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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-04804

The Elite Group of Mutual Funds
(Exact name of registrant as specified in charter)

1325 4th Avenue, Suite 1744 Seattle, WA	98101
(Address of principal executive offices)	(Zip code)

Richard S. McCormick

McCormick Capital Management 1325 4th Avenue, Suite 1744 Seattle, WA 98101
(Name and address of agent for service)

Registrant's telephone number, including area code:      (206) 624-5863

Date of fiscal year end:         September 30, 2010

Date of reporting period:        June 30, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

PORTFOLIO OF INVESTMENTS
The Elite Income Fund
June 30, 2010
 (unaudited)

	Bonds 89.9%
Par Value	U.S. Government/Agencies Notes and Bonds 15.7%	Maturity	Coupon		Market Value

$150,000	(HUD) Housing Urban Development	08/01/11	4.440%		$156,286
100,000	Fannie Mae	01/12/12	0.875%		100,338
650,000	Fannie Mae	04/20/12	1.875%		663,605
181,000	Tennessee Valley Authority	05/23/12	6.790%		201,226
250,000	Tennessee Valley Authority	08/01/13	4.750%		274,773
450,000	U.S. Treasury Bond	03/31/14	1.750%		456,223
200,000	U.S. Treasury Bond Infl Idx	01/15/16	2.000%		215,766
131,917	Fannie Mae	03/01/22	5.000%		140,956
325,000	U.S. Treasury Bond	08/15/23	6.250%		421,281
220,000	U.S. Treasury Bond	02/15/26	6.000%		283,491
300,000	Fannie Mae	10/25/32	5.500%		319,037
	Total U.S. Government/Agencies Notes and Bonds				3,232,982

	Securitized /Asset Backed Bonds 8.8%
108,784	PECO Energy Transition Trust	12/31/10	6.520%		109,876
250,000	Manitoba Province	02/15/12	5.000%		266,241
330,000	BMW Vehicle Lease Trust	03/15/12	2.910%		334,177
350,000	Ontario Province (d)	02/05/15	2.950%		358,835
22,940	GNMA (552372)	02/15/17	6.000%		24,942
22,925	GNMA (577742)	09/15/17	5.500%		24,883
131,000	Freddie Mac (2962 YE)	09/15/18	4.500%		139,428
76,301	GNMA (605079)	03/15/19	4.000%		81,021
69,544	Freddie Mac (FHR 1963 Z)	01/15/27	7.500%		75,966
59,140	Freddie Mac (FHR 2656 BD)	04/15/28	5.000%		59,873
108,645	Fannie Mae (633012)	02/01/32	7.000%		123,064
102,067	Fannie Mae (2002-93 A1)	03/25/32	6.500%		110,881
82,577	GNMA (G2SF Pool 3556 5.5%)	05/20/34	5.500%		89,826
	Total Securitized /Asset Backed Bonds				1,799,013

	Corporate Bonds Industrial - Basic 1.4%
100,000	Freeport MC C&G	04/01/17	8.375%		110,000
150,000	Barrick Gold Corp.	04/01/19	6.950%		179,856
	Total Corporate Bonds Industrial - Basic				289,856

	Corporate Bonds Industrial - Communications 2.7%
205,000	Comcast Tele Communications Inc.	08/01/13	7.875%		235,403
150,000	Nextel Communications	10/31/13	6.875%		145,313
150,000	GTE Corp.	04/15/18	6.840%		169,616
	Total Corporate Bonds Industrial - Communications				550,332

	Corporate Bonds Industrial - Consumer Cyclical 2.1%
150,000	Hanesbrands Inc.	12/15/16	8.000%		152,063
250,000	Pepsiamericas Inc.	05/15/17	5.000%		275,544
	Total Corporate Bonds Industrial - Consumer Cyclical				427,607

	Corporate Bonds Industrial - Consumer Non-Cyclical 11.0%
400,000	Reynolds America, Inc.	06/15/11	1.237%	(a)	397,350
300,000	Reynolds America, Inc.	06/01/12	7.250%		322,542
250,000	Reynolds America, Inc.	06/01/13	7.250%		275,028
150,000	Altria Group, Inc.	11/10/13	8.500%		175,102
100,000	Ball Corp.	09/01/16	7.125%		104,625
150,000	Domtar Corp.	06/01/17	10.750%		180,000
390,000	Altria Group, Inc.	11/10/18	9.700%		493,888
250,000	Allied Waste Industries	05/01/21	9.250%		309,575
	Total Corporate Bonds Industrial - Consumer Non-Cyclical				2,258,109

	Corporate Bonds Industrial - Energy 5.9%
250,000	Xcel Energy, Inc.	12/01/10	7.000%		255,893
300,000	Valero Logistics Co	07/15/12	6.875%		325,399
200,000	Chesapeake Energy Corp	02/15/15	9.500%		221,000
100,000	NRG Energy Inc.	02/01/16	7.375%		99,500
300,000	Petrobras International Fin Co	03/01/18	5.875%		308,755
	Total Corporate Bonds Industrial - Energy				1,210,547

	Corporate Bonds Industrial - Transportation 2.4%
400,000	BNSF Funding Trust	12/15/55	6.613%	(a)	381,000
29,000	Kansas City Southern RY	04/01/16	12.500%		34,800
69,000	Kansas City Southern RY	06/01/15	8.000%		71,070
	Total Corporate Bonds Industrial - Transportation				486,870

	Corporate Bonds Industrial - Technology 3.3%
250,000	Xerox Corp	08/15/11	6.875%		264,222
300,000	Xerox Corp.	06/15/13	7.625%		305,256
100,000	Xerox Capital Tr	02/01/27	8.000%		100,538
	Total Corporate Bonds Industrial - Technology				670,016

PORTFOLIO OF INVESTMENTS
The Elite Income Fund
June 30, 2010
 (unaudited)

Par Value	Corporate Bonds Utilities - Electric 14.0%	Maturity	Coupon		Market Value
$100,000	Entergy Louisiana LLC	11/01/10	5.830%		100,173
450,000	Sierra Pacific Power Co	04/15/12	6.250%		482,590
450,000	Oncor Electric Delivery Co	05/01/12	6.375%		486,075
100,000	Central Illinois Light Co	12/15/13	8.875%		119,841
50,000	AES Corp.	03/01/14	7.750%		50,875
559,000	Ameren Corp.	05/15/14	8.875%		648,013
400,000	Nisource Financial Corp	03/15/16	10.750%		512,614
200,000	Commonwealth Edison	03/15/18	5.800%		225,980
100,000	Centerpoint Energy Houston	07/01/23	5.600%		111,218
100,000	Northern States Power - MN	07/01/25	7.125%		125,838
	Total Corporate Bonds Utilities - Electric				2,863,217

	Corporate Bonds Utilities - Natural Gas 6.6%
200,000	Kaneb Pipeline	06/01/13	5.875%		213,944
250,000	Energy Transfer Partners Co	07/01/13	6.000%		271,332
250,000	Enterprise Products Oper Co	01/31/14	9.750%		301,623
300,000	TGT/Boardwalk Pipeline LLC	06/01/18	5.200%		304,397
260,000	Enterprise Products Oper Co	08/01/66	8.375%	(a)	259,675
	Total Corporate Bonds Utilities - Natural Gas				1,350,971

	Corporate Bonds Finance - Banking 10.0%
175,000	Wells Fargo & Co	10/29/10	3.980%		176,434
162,000	PNC Funding Corp.	06/22/11	1.875%		164,053
150,000	Wells Fargo & Co	12/09/11	3.000%		155,037
115,000	State Street Corp.	04/30/12	2.150%		117,765
500,000	Household Financial Co	11/27/12	6.375%		539,970
250,000	Wachovia Corp.	08/01/13	5.700%		272,244
200,000	Zions Bancorp.	09/23/14	7.750%		203,796
200,000	Citigroup Inc.	10/15/14	5.500%		205,623
300,000	Bank of America Corp	12/18/28	1.261%	(a)	217,754
	Total Corporate Bonds Finance - Banking				2,052,676

	Corporate Bonds Finance - Misc. Finance 3.1%
124,000	General Electric Capital Corp	02/01/11	0.794%	(a)	124,243
300,000	John Deere Capital Corp	06/19/12	2.875%		311,966
200,000	InterAmerican Development Bank	10/22/12	1.750%		203,067
	Total Corporate Bonds Finance - Misc. Finance				639,276

	Corporate Bonds Finance - Insurance 1.9%
365,000	C.N.A. Financial/ Continental Corp.	08/15/12	8.375%		393,585
	Total Corporate Bonds Finance - Insurance				393,585

	Corporate Bonds Finance - REIT's 1.0%
200,000	Bre Properties Inc.	03/15/17	5.500%		203,766
	Total Corporate Bonds Finance - REIT's				203,766

	Total Value of Bonds (Cost $17,881,226)				18,428,824

Shares	Common Stock 6.4%
4,200	Abbot Laboratories Inc				196,476
5,000	Diamond Offshore Drilling Inc (d)				310,950
7,500	Merck & Co Inc				262,275
5,000	Pfizer Inc				71,300
20,000	AT&T Inc				483,800
	Total Common Stock (Cost $1,454,974)				1,324,801

	Short Term Investments 5.9%
219,440	U.S. Treasury Bill 0.272% Due 6/2/2011			(c)	219,443
681,000	Institutinal Money Market Trust 0.29%		(c)	(e)	681,000
305,480	PNC Bank Money Market 0.050%			(c)	305,480
	Total Short Term Investments (Cost $1,205,923)				1,205,923

	Total Investments (Cost $20,542,123)	102.2%			20,959,548
	Other Assets Less Liabilities	-2.2			-451,138
	NET ASSETS	100.0%			20,508,410

At June 30, 2010, unrealized appreciation of securities for Federal Income Tax purposes based on tax cost of $20,542,123 is:
	Gross unrealized appreciation	$642,266
	Gross unrealized depreciation	(225,029)
	Net unrealized appreciation	$417,237

(a)	Variable rate security; Interst rate shown is the rate in effect as of June 30, 2010.

(b)
Security is a fixed-to-floating coupon bond.  The coupon shown is the fixed coupon in effect at June 30, 2010.  The fixed coupon will convert to a floating coupon at a predetermined date.  At that date the coupon increases to LIBOR plus a predetermined margin.

(c)	Represents 7 day effective yield as of June 30, 2010.

(d)	All or a portion of this security was on loan at June 30, 2010. The value of securities on loan at June 30, 2010 was $674,122

(e)	This security was purchased with cash collateral received for securities on loan at June 30, 2010.

PORTFOLIO OF INVESTMENTS
The Elite Growth & Income Fund
June 30, 2010
 (unaudited)

Shares		Market Value
	Common Stock 95.7%

	Basic Industries 15.4%
30,000	CF Industries Hldgs Inc.	$1,903,500
60,000	I-Share Silver Trust*	1,092,600
35,000	Market Vector Jr. Gold Mining* (b)	954,100
10,000	Seabridge Gold Inc.* (b)	309,500
14,000	SPDR Gold Trust*	1,703,520
	Total Basic Industries	5,963,220

	Business Services 5.0%
8,400	Mastercard Inc. Cl A (b)	1,676,052
20,000	Rino International Corp* (b)	250,200
	Total Business Services	1,926,252

	Capital/Industrial Goods & Services 2.6%
80,000	STEC Inc.* (a)	1,004,800
	Total Capital/Industrial Goods & Services	1,004,800

	Consumer Goods & Services 2.8%
13,000	ITT Educational Services Inc.* (a)(b)	1,079,260
	Total Consumer Goods & Services	1,079,260

	Energy 21.0%
40,000	Anadarko Petroleum Corp	1,443,600
30,000	Conoco Phillips	1,472,700
25,000	Diamond Offshore Drilling Inc. (b)	1,554,750
30,000	Exxon Mobil Corp	1,712,100
80,000	Petrohawk Energy Corp*	1,357,600
10,000	Walter Energy Inc.	608,500
	Total Energy	8,149,250

	Financial & Insurance 14.6%
8,000	Goldman Sachs Group Inc.	1,050,160
60,000	Hartford Financial Svcs Grp Inc.	1,327,800
20,000	JP Morgan Chase & Co.	732,200
50,000	Lincoln National Corp (a)	1,214,500
140,000	Seabright Holdings Inc.	1,327,200
	Total Financial & Insurance	5,651,860

	Health Care - Pharmaceuticals 22.2%
40,000	Abbott Laboratories Inc.	1,871,200
30,000	Cephalon Inc.* (b)	1,702,500
70,000	Forest Labs Inc.*	1,920,100
30,000	Genzyme Corp* (a)	1,523,100
45,000	Merck & Co Inc.	1,573,650
	Total Health Care - Pharmaceuticals	8,590,550

	Health Care - Miscellaneous 8.3%
2,150,000	Antigenics Inc.* (b)	1,743,650
30,000	Wellpoint Inc.*	1,467,900
	Total Health Care - Miscellaneous	3,211,550

	Utility 3.8%
60,000	AT&T Inc.	1,451,400
	Total Utility	1,451,400

	Total Value of Common Stock (Cost $ 38,369,160)	$37,028,142

Shares			Market Value

Contracts	Put Options Purchased 0.4%
200	F5 Networks Inc 10/16/10 $70		$160,000
	Total Put Options Purchased (Cost $ 228,200)		160,000

	Short-Term Investments 24.3%
7,622,627	Institutional Money Market Trust 0.29% (c ) (d)		7,622,627
1,776,169	PNC Bank Money Market 0.05% (d)		1,776,169
	Total Value Of Short-Term Investments (Cost $ 9,398,796)		9,398,796

	Total Investments in Securities (Cost $47,996,156)	120.4%	46,586,938

	Liabilities in excess of other assets	-20.4%	(7,897,783)

	Net Assets	100.0%	$38,689,155

	At June 30, 2010, unrealized depreciation of securities, including written options, for Federal Income Tax purposes based on cost of $47,542,223, is as follows:

	Unrealized appreciation		$2,048,233
	Unrealized depreciation		(3,254,628)
	Net unrealized depreciation		$(1,206,395)

	Schedule of Call Options Written
Contracts	June 30, 2010
800	STEC Inc. Call 8/21/10 $13		$(87,600)
300	Genzyme Corp Call 10/16/10 $52.50		(81,000)
500	Lincoln National Corp Call 10/16/10 $30		(37,500)
120	ITT Educational Svc Inc.Call 1/22/11 $115		(45,000)
	Total Call Options Written - (Premiums received $453,933)	0.6%	$(251,100)

	*Non-income producing

(a)	All or a portion of the security is pledged as collateral for options written

(b)	All or a portion of this security was on loan at June 30, 2010. The value of securities on loan at June 30, 2010 was $7,346,511.

(c)	This security was purchased with cash collateral received for securities on loan at June 30, 2010.

(d)	Represents 7 day effective yield as of June 30, 2010.

Item 2.  Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Elite Group of Mutual Funds

By (Signature and Title)*		/s/ Richard S. McCormick
Richard S. McCormick, President
Date	August 10, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Richard S. McCormick
Richard S. McCormick, President
Date	August 10, 2010

By (Signature and Title)*		/s/ John W. Meisenbach
John W. Meisenbach, Treasurer
Date	August 10, 2010

* Print the name and title of each signing officer under his or her signature.